Annual Total Returns[BarChart] - Precious Metals UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(29.33%)	(22.82%)	(53.55%)	(35.33%)	(48.33%)	80.10%	6.55%	(21.10%)	72.99%	28.27%